                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spinnaker Capital Limited
Address:   53 Grosvenor Street
           London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexis Habib
Title:     Director
Phone:     +44 20 7903 2900

Signature, Place, and Date of Signing:

    /s/ Alexis Habib    London, England, United Kingdom  February 14, 2008
   -------------------  ------------------------------  -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 4
Form 13F Information Table Value Total: $ 56,710
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- ----------------------------------------
 1        28-12864       Spinnaker Asset Management - SAM Limited

                                                              Share Number and Type
                                                  Value    ----------------------------
                                                  (U.S.$   No. of Shares/Principal      Investment  Other    Voting
Name of Issuer         Title of Class   CUSIP   thousands)         Amount          Type Discretion Managers Authority
--------------         -------------- --------- ---------- ----------------------- ---- ---------- -------- ---------
Bancolombia S A        SPON ADR       05968L102    6,064           175,000          SH   DEFINED      1       NONE
                       PREF
Grupo Financiero       SP ADR 10 SH B 399909100      539            68,000          SH   DEFINED      1       NONE
Galicia S A Sp
Mechel Oao             SPONSORED      583840103    8,084           158,500          SH   DEFINED      1       NONE
                       ADR
Petroleo Brasileiro Sa SP ADR NON     71654V101   42,023           649,500          SH   DEFINED      1       NONE
Petro Sp               VTG